Note 5 - Loans Receivable, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 5 - Loans Receivable, Net (Details) [Line Items]
Receivables Loans and Lease Commitments to Originate or Purchase Loans	$ 27,184	$ 29,635
Loans and Leases Receivable, Related Parties	2,700	2,800	$ 3,100
Loans and Leases Receivable, Related Parties, Collections	100	100
Loans and Leases Receivable, Related Parties, Additions	200	200
Loans and Leases Receivable, Related Parties, Loans Closed or Paid Off	200
Loans and Leases Receivable, Related Parties, Loans Sold		200
Loans and Leases Receivable, Related Parties, Loans Reclassified		200
Servicing Liability for Others Unpaid Principal Balance	391,900	379,700	$ 411,800
Fixed Rate Loans [Member]
Note 5 - Loans Receivable, Net (Details) [Line Items]
Receivables Loans and Lease Commitments to Originate or Purchase Loans	$ 22,300	$ 21,200
Minimum [Member] | Fixed Rate Loans [Member]
Note 5 - Loans Receivable, Net (Details) [Line Items]
Receivables Loans and Lease Commitments, Interest Percentage	3.00%	3.00%
Maximum [Member] | Fixed Rate Loans [Member]
Note 5 - Loans Receivable, Net (Details) [Line Items]
Receivables Loans and Lease Commitments, Interest Percentage	5.49%	6.00%